SHAREHOLDERS' EQUITY (Stock Options Under the Plans by Exercise Price) (Details)	6 Months Ended
Jun. 30, 2016 $ / shares shares
Options outstanding at June 30, 2016
Number outstanding | shares	770,025
Options exercisable at June 30, 2016
Number outstanding | shares	513,475
Employee Stock Option [Member] | Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 1.87
Maximum exercise price	$ 1.95
Options outstanding at June 30, 2016
Number outstanding | shares	3,550
Weighted average exercise price	$ 1.89
Weighted average remaining contractual life (in years)	4 months 17 days
Options exercisable at June 30, 2016
Number outstanding | shares	3,550
Weighted average exercise price	$ 1.89
Weighted average remaining contractual life	4 months 17 days
Employee Stock Option [Member] | Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.56
Maximum exercise price	$ 4.86
Options outstanding at June 30, 2016
Number outstanding | shares	122,800
Weighted average exercise price	$ 3.58
Weighted average remaining contractual life (in years)	1 year 11 months 27 days
Options exercisable at June 30, 2016
Number outstanding | shares	102,800
Weighted average exercise price	$ 3.67
Weighted average remaining contractual life	1 year 8 months 23 days
Employee Stock Option [Member] | Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 5.0
Maximum exercise price	$ 9.64
Options outstanding at June 30, 2016
Number outstanding | shares	168,125
Weighted average exercise price	$ 6.08
Weighted average remaining contractual life (in years)	2 years 10 months 28 days
Options exercisable at June 30, 2016
Number outstanding | shares	168,125
Weighted average exercise price	$ 6.08
Weighted average remaining contractual life	2 years 10 months 28 days
Employee Stock Option [Member] | Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.49
Maximum exercise price	$ 14.52
Options outstanding at June 30, 2016
Number outstanding | shares	475,550
Weighted average exercise price	$ 11.56
Weighted average remaining contractual life (in years)	4 years 18 days
Options exercisable at June 30, 2016
Number outstanding | shares	239,000
Weighted average exercise price	$ 11.53
Weighted average remaining contractual life	3 years 4 months 2 days